STOCKHOLDERS EQUITY	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Equity [Abstract]
STOCKHOLDERS EQUITY
10.	STOCKHOLDERS EQUITY

On October 19, 2015, the Company issued 400,000 shares to two consultants for services performed per consulting agreements and 200,000 shares to one of the owner of MNY for compensation of increasing the line of credit to $500,000. These shares were valued at $120,000 and $28,000, respectively, based on quoted market price at date of grant.

On January 13, 2015, the Company issued 280,000 shares of common stock to an unrelated individual for $20,000.

NOTE 8 – STOCKHOLDERS’ EQUITY

On February 5, 2014 the Company issued 50,000 shares of common stock to a shareholder as compensation for consulting services provided to the Company. Those shares were valued at the quoted market price for total $38,500 and recorded as expense.

On February 5, 2014, the Company issued 36,250 shares of common stock to a related note holder as repayment of promissory note of $29,000.

On December 10, 2013, the Company entered into a Global Settlement Agreement (the “Agreement”). Pursuant to the term of a Global Settlement Agreement (“GSA”) among the Company, Biotech and the management team, as defined:

1.	Biotech forgave any outstanding borrowings of the Company under the Credit Line referred to in Note 6 for no consideration.

2.	Outstanding convertible notes aggregating $314,819 were converted into 2,123,930 shares of the Company’s common stock.

3.	The management team agreed to forfeit its rights to future anti-dilution of its ownership position in exchange for 1,493,669 shares of the Company’s common stock. The shares issued were valued at $0.64 per share which is the market price in December 10, 2013 and recorded as stock compensation expense.

Both parties also agreed on the following terms: 1) the management team agreed to modify its September 19, 2011 agreement with the Company giving up all anti-dilution rights, 2) the Company agreed to take steps to increase the number of authorized shares to accommodate the debt conversions and would complete a reverse split of its shares, 3) The Company would file a registration statement with the SEC, and 4) the Company would continue to file past due periodic reports with the SEC on Forms 10-Q and 10-K in order to return the Company to full reporting status, a process that is already well underway.

On June 26, 2014, the Company issued 100,000 shares of common stock to a note holder for payment of interest.

During fiscal year ended June 30, 2015, 1,375,000 shares were issued as compensation to service providers, which were valued at fair market value on the date of issuance and amortized over service period on a straight-lined basis.